June 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company Separate Account Eleven (“Registrant”)
333-72042 HV-5776 PremierSolutions Cornerstone
333-72042 HV-6775 PremierSolutions Cornerstone (Series II)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                              The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                              The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on June 10, 2016.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Assistant Vice President and Counsel,

Massachusetts Mutual Life Insurance Company